Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable, Net

3. ACCOUNTS RECEIVABLE, NET

The following is a summary of accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	88,179	62,979
Less: allowance for credit loss	(21,082)	(20,402)
Accounts receivable, net	67,097	42,577

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for accounts receivable for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the period	(8,397)	(21,082)
Additions	(12,685)	(365)
Reversal	—	1,045
Balance at end of the period	(21,082)	(20,402)